Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities.
Schedule of lease liabilities
	December 31, 2020	December 31, 2019
Opening balance	153,714	-
Initial application - IFRS 16	-	153,872
Transfers (note 13)	-	19,911
Additions for new lease agreements (ii)	35,925	31,177
Cancelled contracts (i)	(3,429)	(34,852)
Renegotiation -COVID impact 19	(688)	-
Interest	15,091	16,312
Payment of interest	(14,675)	(8,685)
Payment of principal	(12,835)	(24,021)
Closing balance	173,103	153,714

Current liabilities	18,263	7,101
Non-current liabilities	154,840	146,613
	173,103	153,714

Schedule of fixed and variable lease payments
	For the year ended December 31,
	2020	2019
Fixed Payments	27,510	32,706
Payments related to short-term contracts and low value assets, variable price contracts (note 24)	14,278	20,375
	41,788	53,081